Consolidated Statements of Cash Flows (Parenthetical) In Millions	12 Months Ended				12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2010 Convertible Bonds [Member] JPY (¥)
Assets acquired, cash and cash equivalents			¥ 45,981	¥ 56,168
Assets acquired, debt			27,663	28,849
Capital lease			26,572
Increase in additional paid-in capital					55,000
Common stock					55,000
Long-term borrowings, Carrying value			110,000		110,000
Additional paid-in capital associated with beneficial conversion				40,995
Assets excluding cash and cash equivalent increased	3,328	275,464
Liabilities excluding cash and cash equivalent increased	$ 3,501	¥ 289,757